CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,008,000)	$ (7,933,000)	$ (18,942,000)	$ (18,851,000)	$ (8,586,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	12,402,000	12,530,000	50,304,000	45,626,000	32,658,000
Other amortization	701,000	692,000	2,788,000	3,251,000	1,015,000
Deferred rent	(940,000)	(1,142,000)	(4,376,000)	(3,076,000)	(3,029,000)
Stock based compensation	43,000	43,000	215,000	207,000	185,000
(Income) loss from unconsolidated entity	904,000	(255,000)	(629,000)	(267,000)	110,000
Distributions of earnings from unconsolidated entity			629,000	157,000	0
Bad debt expense			510,000	1,482,000	1,274,000
Change in fair value of derivative financial instruments	(1,455,000)	4,605,000	870,000	4,385,000	0
Impairment of real estate investments			3,642,000	0	0
Changes in operating assets and liabilities:
Accounts and other receivables	261,000	854,000	1,464,000	3,489,000	(7,413,000)
Other assets	(800,000)	(635,000)	(1,380,000)	(121,000)	(328,000)
Accounts payable and accrued liabilities	420,000	1,552,000	1,183,000	2,999,000	224,000
Accounts payable due to affiliates	(10,000)	35,000	75,000	224,000	338,000
Operating lease liabilities	(105,000)	(104,000)	(518,000)	(458,000)
Security deposits, prepaid rent and other liabilities	680,000	(449,000)	(858,000)	35,000	(1,025,000)
Net cash provided by operating activities	8,093,000	9,793,000	35,495,000	39,540,000	15,423,000
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of real estate investments	(3,188,000)	(65,531,000)	(68,509,000)	(195,249,000)	(355,070,000)
Capital expenditures	(1,085,000)	(2,766,000)	(8,308,000)	(6,497,000)	(4,257,000)
Investment in unconsolidated entity			0	(600,000)	(48,000,000)
Distributions in excess of earnings from unconsolidated entity			361,000	1,294,000	290,000
Real estate deposits			0	1,385,000	(3,400,000)
Pre-acquisition expenses			0	(267,000)	(1,117,000)
Net cash used in investing activities	(4,273,000)	(68,297,000)	(76,456,000)	(199,934,000)	(411,554,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on mortgage loans payable	(138,000)	(7,869,000)	(8,332,000)	(650,000)	(449,000)
Borrowings under the line of credit and term loans	4,500,000	80,900,000	143,200,000	257,900,000	771,200,000
Payments on the line of credit and term loans	0	(4,600,000)	(63,100,000)	(136,100,000)	(580,300,000)
Deferred financing costs	(309,000)	(34,000)	(43,000)	(1,192,000)	(4,092,000)
Proceeds from issuance of common stock			0	90,438,000	254,017,000
Payment of offering costs	(1,420,000)	(1,656,000)	(6,444,000)	(19,136,000)	(19,817,000)
Distributions paid	(3,926,000)	(5,561,000)	(17,837,000)	(20,905,000)	(13,989,000)
Repurchase of common stock	(714,000)	0	(6,214,000)	(8,609,000)	(3,312,000)
Contribution from noncontrolling interest	0	1,250,000	1,250,000	0	0
Distributions to noncontrolling interest	(24,000)	0	(77,000)	0	0
Contributions from redeemable noncontrolling interest	10,000	1,118,000	1,138,000	151,000	369,000
Distributions to redeemable noncontrolling interests	(5,000)	(25,000)	(104,000)	(151,000)	0
Security deposits	(17,000)	(1,000)	(197,000)	(96,000)	(9,000)
Net cash (used in) provided by financing activities	(2,043,000)	63,522,000	43,240,000	161,650,000	403,618,000
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,777,000	5,018,000	2,279,000	1,256,000	7,487,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — Beginning of period	18,125,000	15,846,000	15,846,000	14,590,000	7,103,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — End of period	19,902,000	20,864,000	18,125,000	15,846,000	14,590,000
Cash and cash equivalents at beginning of period	17,411,000	15,290,000	15,290,000	14,388,000	7,087,000
Restricted cash at beginning of period	714,000	556,000	556,000	202,000	16,000
Cash and cash equivalents at end of period	19,167,000	20,516,000	17,411,000	15,290,000	14,388,000
Restricted cash at end of period	735,000	348,000	714,000	556,000	202,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	4,210,000	4,586,000	18,111,000	13,506,000	5,194,000
Income taxes	3,000	5,000	101,000	30,000	14,000
Investing Activities:
Accrued capital expenditures	1,566,000	1,902,000	1,616,000	2,580,000	5,391,000
Tenant improvement overage	56,000	0	636,000	195,000	692,000
Accrued pre-acquisition expenses			0	412,000	154,000
The following represents the increase in certain assets and liabilities in connection with our acquisitions of real estate investments:
Right-of-use asset			0	3,133,000	0
Other assets	0	196,000	196,000	112,000	225,000
Mortgage loans payable, net			0	9,735,000	5,808,000
Accounts payable and accrued liabilities	0	201,000	201,000	1,146,000	3,415,000
Operating lease liability			0	4,489,000	0
Security deposits and prepaid rent			11,000	1,601,000	2,193,000
Prepaid rent	10,000	11,000
Financing Activities:
Issuance of common stock under the DRIP	4,106,000	6,437,000	19,862,000	25,533,000	17,612,000
Distributions declared but not paid	2,776,000	4,107,000	2,764,000	4,086,000	3,459,000
Accrued stockholder servicing fee	$ 4,678,000	$ 10,955,000	6,100,000	12,610,000	16,395,000
Accrued Contingent Advisor Payment			0	0	7,866,000
Receivable from transfer agent			$ 0	$ 0	$ 1,670,000